Submission	Sep. 28, 2026
Submission [Line Items]
Central Index Key	0001348362
Registrant Name	LEXARIA BIOSCIENCE CORP.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A